Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Wireless Portfolio
May 31, 2025
WIR-NPRT1-0725
1.802194.121
Common Stocks - 98.4%
	Shares	Value ($)
BELGIUM - 0.7%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Liberty Global Ltd Class A (a)	216,400	2,083,932
CANADA - 3.4%
Communication Services - 3.4%
Diversified Telecommunication Services - 2.2%
Quebecor Inc Class B	71,100	2,000,343
Quebecor Inc Multiple Voting Shares	67,210	1,927,142
TELUS Corp	162,000	2,653,667
		6,581,152
Wireless Telecommunication Services - 1.2%
Rogers Communications Inc Class B (b)	142,400	3,822,652
TOTAL CANADA		10,403,804
FINLAND - 2.2%
Information Technology - 2.2%
Communications Equipment - 2.2%
Nokia Oyj ADR	1,266,900	6,613,218
INDIA - 1.3%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Reliance Industries Ltd	240,400	3,993,994
KOREA (SOUTH) - 1.9%
Information Technology - 1.9%
Technology Hardware, Storage & Peripherals - 1.9%
Samsung Electronics Co Ltd	141,450	5,753,163
NETHERLANDS - 2.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Koninklijke KPN NV	180,100	846,734
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
NXP Semiconductors NV	34,500	6,593,985
TOTAL NETHERLANDS		7,440,719
PUERTO RICO - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Liberty Latin America Ltd Class C (a)(b)	228,600	1,143,000
SINGAPORE - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
STMicroelectronics NV depository receipt	176,800	4,421,768
SPAIN - 2.4%
Communication Services - 2.4%
Diversified Telecommunication Services - 2.4%
Cellnex Telecom SA (c)(d)	86,115	3,301,675
Telefonica SA ADR	731,849	3,886,118

TOTAL SPAIN		7,187,793
SWEDEN - 0.6%
Information Technology - 0.6%
Communications Equipment - 0.6%
Telefonaktiebolaget LM Ericsson Class B ADR	209,600	1,773,216
UNITED KINGDOM - 2.3%
Communication Services - 2.3%
Diversified Telecommunication Services - 1.3%
BT Group PLC	1,415,100	3,421,457
Zegona Communications plc (a)	47,700	443,453
		3,864,910
Wireless Telecommunication Services - 1.0%
Vodafone Group PLC ADR	286,481	2,962,213
TOTAL UNITED KINGDOM		6,827,123
UNITED STATES - 79.3%
Communication Services - 36.0%
Diversified Telecommunication Services - 19.5%
Anterix Inc (a)(b)	148,700	3,953,933
AT&T Inc	532,700	14,809,060
GCI Liberty Inc Class A (a)(e)	112,300	1
Globalstar Inc (a)	24,273	448,080
Iridium Communications Inc (b)	73,000	1,854,200
Shenandoah Telecommunications Co	300	3,774
Verizon Communications Inc	862,301	37,906,752
		58,975,800
Interactive Media & Services - 1.0%
Alphabet Inc Class A	12,100	2,078,054
Meta Platforms Inc Class A	1,700	1,100,733
		3,178,787
Media - 3.6%
Charter Communications Inc Class A (a)	15,100	5,983,677
Comcast Corp Class A	138,900	4,801,773
		10,785,450
Wireless Telecommunication Services - 11.9%
Gogo Inc (a)(b)	763,000	8,095,430
Spok Holdings Inc	1	16
T-Mobile US Inc	80,116	19,404,095
United States Cellular Corp (a)(b)	134,500	8,334,965
		35,834,506
TOTAL COMMUNICATION SERVICES		108,774,543

Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Amazon.com Inc (a)	4,500	922,545
Industrials - 0.3%
Ground Transportation - 0.3%
Uber Technologies Inc (a)	12,500	1,052,000
Information Technology - 30.3%
Communications Equipment - 5.0%
Motorola Solutions Inc	35,368	14,691,160
Viasat Inc (a)(b)	63,901	557,856
		15,249,016
IT Services - 1.0%
Amdocs Ltd	32,600	2,991,376
Semiconductors & Semiconductor Equipment - 11.3%
Marvell Technology Inc	239,000	14,385,410
Qorvo Inc (a)	72,000	5,473,440
QUALCOMM Inc	94,350	13,699,620
Skyworks Solutions Inc	9,700	669,591
		34,228,061
Software - 0.5%
AppLovin Corp Class A (a)	3,500	1,375,500
Technology Hardware, Storage & Peripherals - 12.5%
Apple Inc	188,120	37,783,902
TOTAL INFORMATION TECHNOLOGY		91,627,855

Real Estate - 12.4%
Specialized REITs - 12.4%
American Tower Corp	129,592	27,816,923
Crown Castle Inc	34,201	3,432,070
SBA Communications Corp Class A	26,400	6,121,896
		37,370,889
TOTAL UNITED STATES		239,747,832
TOTAL COMMON STOCKS (Cost $207,511,284)		297,389,562

Money Market Funds - 7.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.32	6,427,102	6,428,387
Fidelity Securities Lending Cash Central Fund (f)(g)	4.32	15,671,138	15,672,706
TOTAL MONEY MARKET FUNDS (Cost $22,101,092)			22,101,093

TOTAL INVESTMENT IN SECURITIES - 105.7% (Cost $229,612,376)	319,490,655
NET OTHER ASSETS (LIABILITIES) - (5.7)%	(17,169,760)
NET ASSETS - 100.0%	302,320,895

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,301,675 or 1.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,301,675 or 1.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,144,024	14,914,228	10,629,865	21,581	-	-	6,428,387	6,427,102	0.0%
Fidelity Securities Lending Cash Central Fund	13,509,230	25,972,748	23,809,272	4,689	-	-	15,672,706	15,671,138	0.1%
Total	15,653,254	40,886,976	34,439,137	26,270	-	-	22,101,093

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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